Non-Controlling Interest - Disclosure of Non-Controlling Interest (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of subsidiaries [line items]
Current assets		$ 351,597	$ 339,562
Non-current assets		737,305	1,070,757	$ 980,888
Current liabilities		(318,672)	(239,327)
Non-current liabilities		(113,245)	(167,575)
Total net assets attributable		1,088,902	1,410,319
Equity attributable to owners of the Group		521,456	865,689
Equity attributable to non-controlling interests		135,529	137,728
Revenue	[1]	270,126	261,253	252,994
Expenses		(242,530)	(202,737)	(227,549)
Profit/(Loss) for the year		(410,453)	(9,745)	11,455
Profit attributable to the owners of the Group		(423,867)	(22,575)	3,805
Profit attributable to non-controlling interests		13,414	12,830	7,650
Other comprehensive (loss)/income during the year		(41,462)	(772)	7,011
Total comprehensive income during the year		(451,915)	(10,517)	18,466
Total comprehensive income attributable to the owners of the Group		(459,321)	(23,106)	8,997
Total comprehensive income attributable to non-controlling interests		7,406	12,589	9,469
Net cash inflow from operating activities		74,966	83,243	98,993
Net cash outflow from investing activities		(157,733)	(185,420)	(175,191)
Net cash inflow from financing activities		84,117	77,415	5,929
Net cash (outflow)inflow		1,350	(24,762)	$ (70,269)
Subsidiaries with Material Non-Controlling Interests | EIML
Disclosure of subsidiaries [line items]
Current assets		183,944	152,997
Non-current assets		385,463	418,118
Current liabilities		(158,182)	(162,898)
Non-current liabilities		(53,210)	(65,582)
Total net assets attributable		358,015	342,635
Equity attributable to owners of the Group		222,486	204,907
Equity attributable to non-controlling interests		135,529	137,728
Revenue		149,969	151,887
Expenses		(114,709)	(118,858)
Profit/(Loss) for the year		35,260	33,029
Profit attributable to the owners of the Group		21,846	20,199
Profit attributable to non-controlling interests		13,414	12,830
Other comprehensive (loss)/income during the year		(12,500)	(612)
Total comprehensive income during the year		22,760	32,417
Total comprehensive income attributable to the owners of the Group		15,354	19,828
Total comprehensive income attributable to non-controlling interests		7,406	12,589
Net cash inflow from operating activities		50,470	49,096
Net cash outflow from investing activities		(37,729)	(55,755)
Net cash inflow from financing activities		(14,462)	6,707
Net cash (outflow)inflow		$ (1,721)	$ 48

[1]	Net of significant discounting component